Cash flow statement supplementary information	12 Months Ended
Dec. 31, 2023
Cash flow statement supplementary information [Abstract]
Cash flow statement supplementary information [Text Block]

23Cash flow statement supplementary information

Accounting policies
Cash and cash equivalents

Cash and cash equivalents include all cash balances, certain money market funds and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash. Bank overdrafts are included in borrowings in current liabilities.

Cash flow statements

The cash flow statement is prepared using the indirect method. Cash flows related to interest and tax are included in operating activities. Assets and liabilities acquired as part of a business combination are included in investing activities (net of cash acquired). Dividends paid to shareholders are included in financing activities. Dividends received are included in operating activities.

Cash flows arising from transactions in a foreign currency are translated into the company’s functional currency using the exchange rate at the date of the cash flow. Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the hedged items. Cash flows from other derivative instruments are classified as investing cash flows.

Income taxes

Income taxes in 2023 include EUR 2 million of interest related to uncertain tax positions.

Cash paid for leases

In 2023, gross lease payments of EUR 271 million (2022: EUR 316 million; 2021: EUR 308 million) included interest of EUR 27 million (2022: EUR 25 million; 2021: EUR 25 million).

Net cash used for derivatives and current financial assets

In 2023, a total of EUR 46 million cash was paid with respect to foreign exchange derivative contracts related to activities for liquidity management (2022: EUR 72 million outflow; 2021: EUR 48 million inflow).

Purchase and proceeds from non-current financial assets

In 2023, the net cash outflow is EUR 44 million. In 2022, the net cash outflow is EUR 38 million. In 2021, the net cash flow is EUR 0 million.

Reconciliation of liabilities arising from financing activities

Certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items, principally because of the effects of translation differences and consolidation changes.

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of December 31, 2022	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of December 31, 2023
Long term debt2)	8,111	(210)	(96)	(238)	7,567
EUR bonds	4,061	497		11	4,569
USD bonds	1,378		(53)		1,325
Leases	1,082	(200)	(42)	235	1,074
Forward contracts3)	858			(462)	396
Bank borrowings	705	(502)			203
Other long-term debt	28	(5)	(1)	(22)
Short term debt2)	89	29	3		122
Short-term bank borrowings	89	46	(14)		122
Other short-term loans		(17)	17
Equity	(1,133)	(666)		1,143	(656)
Dividend payable		(4)		4
Forward contracts3)	(858)			465	(394)
Treasury shares4)	(275)	(662)		675	(262)
Total		(848)
1)Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities2)In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).3)The forward contracts are related to the share buyback program and LTI plans4)Cash flow in 2023 includes withholding tax for share buyback amounting to EUR 55 million.

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of December 31, 2021	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of December 31, 2022
Long term debt2)	6,933	1,045	107	27	8,111
EUR bonds	3,233	827			4,061
USD bonds	1,313	(20)	85		1,378
Leases	1,220	(260)	17	105	1,082
Forward contracts3)	934			(76)	858
Bank borrowings	203	498	4		705
Other long-term debt	30	(1)	1	(1)	28
Short term debt2)	47	47	(6)	1	89
Short-term bank borrowings	47	47	(6)	1	89
Other short-term loans
Equity	(1,410)	(593)		869	(1,133)
Dividend payable		(418)		418
Forward contracts3)	(934)			76	(858)
Treasury shares	(476)	(174)		375	(275)
Total		500
1)Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities2)In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).3)The forward contracts are related to the share buyback program and LTI plans